Annual Fund Operating Expenses - Small Company Growth Portfolio - Small Company Growth Portfolio	Apr. 29, 2021
Operating Expenses:
Management Fees	0.28%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.30%